Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Premium income
Gross premiums	$ 41,059	$ 39,150
Premiums ceded to reinsurers	(5,481)	(15,138)
Net premiums	35,578	24,012
Investment income (note 3)
Investment income	15,393	13,560
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program	18,200	(9,028)
Net investment income	33,593	4,532
Other revenue (note 13)	10,399	10,428
Total revenue	79,570	38,972
Contract benefits and expenses To contract holders and beneficiaries
Gross claims and benefits (note 6)	28,660	27,878
Increase (decrease) in insurance contract liabilities (note 6)	33,727	2,907
Increase (decrease) in investment contract liabilities (note 7)	170	35
Benefits and expenses ceded to reinsurers	(5,373)	(5,153)
(Increase) decrease in reinsurance assets (note 6)	(1,269)	(9,733)
Net benefits and claims	55,915	15,934
General expenses	7,686	7,957
Investment expenses (note 3)	1,748	1,708
Commissions	6,293	6,173
Interest expense	1,319	1,275
Net premium taxes	389	406
Total contract benefits and expenses	73,350	33,453
Income before income taxes	6,220	5,519
Income tax expense (note 16)	(718)	(632)
Net income	5,502	4,887
Net income (loss) attributed to:
Non-controlling interests	233	214
Participating policyholders	(333)	(127)
Shareholders	5,602	4,800
Net income	5,502	4,887
Net income attributed to shareholders	5,602	4,800
Preferred share dividends	(172)	(168)
Common shareholders' net income	$ 5,430	$ 4,632
Earnings per share
Basic earnings per common share (note 12)	$ 2.77	$ 2.34
Diluted earnings per common share (note 12)	2.77	2.33
Dividends per common share	$ 1.00	$ 0.91